Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Warrants [member]
Statement [LineItems]
Warrants outstanding	6,065,823	5,788,390